Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate Information
Corporate Information

1.Corporate Information

Lilium N.V. (“the Company”), together with its consolidated entities (“Lilium” or the “Group”), is a start-up in the field of urban air mobility and intends to make regional air mobility a reality. Since its founding, Lilium has primarily engaged in research and development of a self-developed electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production and operation of a regional air mobility service as well as related services.

Lilium N.V. is a public company under Dutch law and is registered under the Dutch trade register number 82165874. Lilium N.V. has its activities exclusively in Germany. On February 1, 2024, the address, but not the physical location, of the Company’s principal executive office changed from Claude-Dornier Straße 1, Bldg. 335, 82234, Wessling, Germany to Galileostraße 335, 82131 Gauting, Germany. The Company is publicly listed and traded on Nasdaq under the symbols “LILM” for its Class A ordinary shares and “LILMW” for its listed redeemable warrants since September 15, 2021.

The consolidated financial statements of the Group for the year ended December 31, 2023, were authorized for issue by the Management Board on March 14, 2024.

The Reorganization

On September 14, 2021, Lilium GmbH consummated the Business Combination Agreement, with Qell Acquisition Corp (“Qell”), Lilium GmbH, Lilium N.V., and Queen Cayman Merger LLC. The transaction was accounted for as a capital reorganization (“Reorganization”) with Lilium GmbH being the accounting acquirer. Lilium N.V. acquired 100% of the share capital of Lilium GmbH in exchange for Class A and Class B shares of Lilium N.V., and Lilium N.V. acquired the net assets of Qell in exchange for the issuance of Class A shares of Lilium N.V. As of the date of Reorganization, Lilium N.V. succeeded Lilium GmbH as the parent company of the Group. The accounting impact of the Reorganization is described in note 21.